Acquisitions (Details) (USD $)	3 Months Ended	11 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended				3 Months Ended
	Jan. 27, 2013	Dec. 29, 2013	Apr. 27, 2011	Apr. 01, 2011 Coniexpress S.A. Industrias Alimenticias [Member]	Apr. 01, 2011 Coniexpress S.A. Industrias Alimenticias [Member] Customer-related assets [Member]	Nov. 02, 2010 Foodstar Holding Pte [Member]	Apr. 29, 2012 Foodstar Holding Pte [Member]	Apr. 29, 2012 P.T. Heinz ABC Indonesia [Member]	Apr. 27, 2011 Heinz UFE Ltd [Member]	Apr. 01, 2011 Trademarks [Member] Coniexpress S.A. Industrias Alimenticias [Member]	Apr. 01, 2011 Rest of World [Member] Coniexpress S.A. Industrias Alimenticias [Member]	Jul. 29, 2012 Coniexpress Sa Industrias Alimenticias [Member]	Dec. 29, 2013 Coniexpress Sa Industrias Alimenticias [Member]	Apr. 01, 2011 Coniexpress Sa Industrias Alimenticias [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownerhsip interest by Parent				80.00%				65.00%	79.00%
Cash paid for acquisition			$ 658,907,000	$ 493,500,000		$ 165,400,000
Other current assets				10,600,000		30,000,000
Acquisition including short-term investment				60,100,000
Pre-tax cost incurred related to acquisition				11,300,000
Acquisition of remaining interest in subsidiary									21.00%				5.00%	20.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				161,900,000						142,000,000
Business acquisition purchase price allocation intangible assets total excluding goodwill						70,700,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets						42,400,000
Business acquisition purchase price allocation intangible assets which are subject to amortization					19,900,000	28,300,000
Estimate contingent liability							44,500,000
Noncontrolling Interest, Decrease from Purchase of Interests								10.00%				15.00%
Acquisition of subsidiary shares from noncontrolling interests								(54,800,000)	(6,300,000)			(80,100,000)
Total consideration pushed down from Parent						77,300,000					301,600,000
Business aquisition contingent consideration cash payment		60,000,000
Business aquisition contingent consideration cash payment, operating activity		15,500,000
Earn-out settlement		44,547,000
Business combination contingent consideration arrangements, settlement charge	$ 12,100,000